Commitments and Contingencies - Additional Information (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021
Period of underwriters option to purchase		45 days
Maximum additional units purchase to cover over allotments		4,500,000
Date of underwriter fully exercised over allotment option.		Mar. 04, 2021
Underwriting discount per unit	$ 0.20	$ 0.20
Payments for underwriting discount		$ 6,900,000
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 12,075,000	$ 12,075,000
Contingent fees	500,000	500,000
Rigetti Holdings [Member]
Straight Line Rent Adjustments	1,500,147		$ 1,722,040
Deferred Rent Credit, Current	$ 349,629	$ 349,629	$ 381,300